As filed with the Securities and Exchange Commission on July  25, 2007

Securities Act File No. 2-57354
Investment Company Act File No. 811-02688

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

______________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 38	[X]
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
Amendment No. 36	[X]
(Check appropriate box or boxes)	[X]

________________

BLACKROCK MUNICIPAL BOND FUND, INC.
(Exact Name of Registrant as Specified in Charter)

________________

800 Scudders Mill Road, Plainsboro, New Jersey 08536
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code (609) 282-2800

________________

Robert C. Doll, Jr.
BlackRock Municipal Bond Fund, Inc.
800 Scudders Mill Road, Plainsboro, New Jersey 08536
Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
(Name and Address of Agent for Service)

________________

Copies to:

Counsel for the Company:	BlackRock Advisors, LLC
John A. MacKinnon, Esq.	100 Bellevue Parkway
SIDLEY AUSTIN LLP	Wilmington, Delaware 19809
787 Seventh Avenue
New York, New York 10019-6018

It is proposed that this filing will become effective (check appropriate box)

[X]  immediately upon filing pursuant to paragraph (b)
[   ]  on (date) pursuant to paragraph (b)
[   ]  60 days after filing pursuant to paragraph (a)(1)
[   ]  on (date) pursuant to paragraph (a)(1)
[   ]  75 days after filing pursuant to paragraph (a)(2)
[   ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[   ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
 ________________

Title of Securities Being Registered:  Shares of Common Stock.

This Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A (Securities Act File No. 2-57354; Investment Company Act File No. 811-02688) (the “Registration Statement”) consists of the following:

(1)           Facing Sheet of this Registration Statement
(2)           Supplement Dated July 25, 2007 to the Prospectus (Part A)
(3)           Supplement Dated July 25, 2007 to the Statement of Additional Information (Part B)
(4)           Part C of this Registration Statement (including signature page).

Except as amended by the Supplements included in this Post-Effective Amendment No. 38 to the Registration Statement (which include the information contained in the supplements dated December 6, 2006 and March 6, 2007 filed with the Securities and Exchange Commission (the “Commission”) pursuant to Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”)), Parts A and B to the Registration Statement included in this filing are unchanged from the Prospectus and Statement of Additional Information filed with the Commission on October 30, 2006 pursuant to Rule 497 under the Securities Act.

BLACKROCK MUNICIPAL BOND FUND, INC.
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund

Supplement Dated July 25, 2007 to
Prospectus Dated October 2, 2006

The Fees and Expenses Table and the Examples for the BlackRock Municipal Insured Fund (the “Insured Fund”) and the BlackRock National Municipal Fund (the “National Fund”) are deleted and replaced with the following:

Fees and Expenses for the Insured Fund

These tables show the different fees and expenses that you may pay if you buy and hold the different classes of shares of the Insured Fund.  Future expenses may be greater or less than those indicated below.

	Insured Fund
Shareholder Fees (fees paid directly from your investment)(a):	Investor A		Investor B(b)		Investor C		Investor C1(c)		Institutional
Maximum Sales Charge (Load) imposed on
purchases (as a percentage of offering price)	4.25	%(d)	None		None		None		None

Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or
redemption proceeds, whichever is lower)	None	(e)	4.00	%(d)	1.00	%(d)	1.00	%(d)	None

Maximum Sales Charge (Load) imposed on
Dividend Reinvestments	None		None		None		None		None

Redemption Fee	None		None		None		None		None

Exchange Fee	None		None		None		None		None

Annual Fund Operating Expenses (expenses
that are deducted from Fund assets):

Management Fee(f)	0.37%		0.37%		0.37%		0.37%		0.37%

Distribution and/or Service (12b-1) Fees(g)	0.25%		0.75%		1.00%		0.80%		None

Other Expenses (including transfer agency
fees)(h)(j)	0.09%		0.11%		0.08%		0.10%		0.08%

Acquired Fund Fees and Expenses(j)	0.02%		0.02%		0.02%		0.02%		0.02%

Total Annual Fund Operating Expenses(f)(i)(j)	0.73%		1.25%		1.47%		1.29%		0.47%

___________________

(a)
In addition, certain selected securities dealers or other financial intermediaries may charge clients a processing fee when a client buys or redeems shares. For example, Merrill Lynch generally charges a fee of $5.35 when a client buys or redeems shares. Also, PFPC Inc., the transfer agent, charges a fee of $7.50 for redemption payments made by wire transfer and $15 for redemption by check sent via overnight mail. See “Your Account — How to Buy, Sell, Transfer and Exchange Shares.”

(b)
Investor B shares automatically convert to Investor A shares approximately ten years after you buy them and will no longer be subject to distribution fees. As of October 2, 2006, Investor B shares generally are no longer available for purchase but continue to be available for exchanges and for dividend and capital gain reinvestment. See “Your Account — How to Buy, Sell, Transfer and Exchange Shares.”

(c)	As of October 2, 2006, Investor C1 shares generally are no longer available for purchase but continue to be available for dividend and capital gain reinvestment.

(d)	Some investors may qualify for reductions in or waivers of the sales charge (load). See “Your Account — Pricing of Shares.”

(e)	You may pay a deferred sales charge if you purchase $1 million or more and you redeem within 18 months.

(f)
The Investment Adviser may waive a portion of the Fund’s management fee in connection with the Fund’s investment in an affiliated money market fund.   For the fiscal year ended June 30, 2006, there was no impact to the Total Annual Fund Operating Expenses.

(g)
If you hold Investor B, Investor C or Investor C1 shares over time, it may cost you more in distribution and service (12b-1) fees than the maximum sales charge that you would have paid if you had bought Investor A shares.

(h)
PFPC Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Investment Adviser or its affiliates for such services.

(i)
The Fund is required to report interest expenses associated with certain Fund investments.  Such interest expense for the Fund for the most recent fiscal year (as reported in the Fund’s restated audited financial statements) was approximately 0.29%.  However, the Fund did not actually pay such interest expense, and, therefore, such interest expense is not included in the Total Annual Fund Operating Expenses.

(j)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s restated annual report, which does not include Acquired Fund Fees and Expenses, and have also been restated to reflect a change in methodology for calculating transfer agency fees.

Examples:

These examples are intended to help you compare the cost of investing in the Insured Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Insured Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that the Insured Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES IF YOU DID REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years

Investor A	$496	$648	$814	$1,293

Investor B	$527	$697	$886	$1,511

Investor C	$250	$465	$803	$1,757

Investor C1	$231	$409	$708	$1,556

Institutional	$48	$151	$263	$591

EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years

Investor A	$496	$648	$814	$1,293

Investor B	$127	$397	$686	$1,511

Investor C	$150	$465	$803	$1,757

Investor C1	$131	$409	$708	$1,556

Institutional	$48	$151	$263	$591

The Insured Fund is required to report interest expense associated with certain Fund investments. Such interest expense for the Insured Fund for the most recent fiscal year (as reported in the Fund’s restated audited financial statements) was approximately 0.29%.  However, the Fund did not actually pay such interest expense, and therefore, such interest expense is not included in the Total Annual Fund Operating Expenses. If the Fund had paid such interest expense, your 1, 3, 5 and 10 year expenses if you did/did not redeem your shares would be:

EXPENSES IF YOU DID REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years

Investor A	$525	$736	$964	$1,620

Investor B	$557	$786	$1,039	$1,835

Investor C	$279	$554	$954	$2,073

Investor C1	$261	$499	$860	$1,878

Institutional	$78	$243	$422	$942

EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years

Investor A	$525	$736	$964	$1,620

Investor B	$157	$486	$839	$1,835

Investor C	$179	$554	$954	$2,073

Investor C1	$161	$499	$860	$1,878

Institutional	$78	$243	$422	$942

Fees and Expenses for the National Fund

These tables show the different fees and expenses that you may pay if you buy and hold the different classes of shares of the National Fund.  Future expenses may be greater or less than those indicated below.

	National Fund
Shareholder Fees (fees paid directly from your investment)(a):	Investor A		Investor B(b)		Investor C		Investor C1(c)		Institutional

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	4.25	%(d)	None		None		None		None

Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or
redemption proceeds, whichever is lower)	None	(e)	4.00	%(d)	1.00	%(d)	1.00	%(d)	None

Maximum Sales Charge (Load) imposed on
Dividend Reinvestments	None		None		None		None		None

Redemption Fee	None		None		None		None		None

Exchange Fee	None		None		None		None		None

Annual Fund Operating Expenses (expenses
that are deducted from Fund assets):

Management Fee(f)	0.48%		0.48%		0.48%		0.48%		0.48%

Distribution and/or Service (12b-1) Fees(g)	0.25%		0.75%		1.00%		0.80%		None

Other Expenses (including transfer agency fees)(h)(j)(k)	0.09%		0.12%		0.18%		0.10%		0.12%

Total Annual Fund Operating Expenses(f)(i)(k)	0.82%		1.35%		1.66%		1.38%		0.60%

(a)
In addition, certain selected securities dealers or other financial intermediaries may charge clients a processing fee when a client buys or redeems shares. For example, Merrill Lynch generally charges a fee of $5.35 when a client buys or redeems shares. Also, PFPC Inc., the transfer agent, charges a fee of $7.50 for redemption payments made by wire transfer and $15 for redemption by check sent via overnight mail. See “Your Account — How to Buy, Sell, Transfer and Exchange Shares.”

(b)
Investor B shares automatically convert to Investor A shares approximately ten years after you buy them and will no longer be subject to distribution fees. As of October 2, 2006, Investor B shares generally are no longer available for purchase but continue to be available for exchanges and for dividend and capital gain reinvestment. See “Your Account — How to Buy, Sell, Transfer and Exchange Shares.”

(c)	As of October 2, 2006, Investor C1 shares generally are no longer available for purchase but continue to be available for dividend and capital gain reinvestment.

(d)	Some investors may qualify for reductions in or waivers of the sales charge (load). See “Your Account — Pricing of Shares.”

(e)	You may pay a deferred sales charge if you purchase $1 million or more and you redeem within 18 months.

(f)
The Investment Adviser may waive a portion of the Fund’s management fee in connection with the Fund’s investment in an affiliated money market fund. Taking this waiver into account and including Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expense ratios would be 0.81%, 1.34%, 1.65%, 1.38% and 0.59% for Investor A, Investor B, Investor C, Investor C1 and Institutional shares, respectively.

(g)
If you hold Investor B, Investor C or Investor C1 shares over time, it may cost you more in distribution and service (12b-1) fees than the maximum sales charge that you would have paid if you had bought Investor A shares.

(h)
PFPC Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Investment Adviser or its affiliates for such services.

(i)
The Fund is required to report interest expenses associated with certain Fund investments.  Such interest expense for the Fund for the most recent fiscal year (as reported in the Fund’s restated audited financial statements) was approximately 0.26%.  However, the Fund did not actually pay such interest expense, and, therefore, such interest expense is not included in the Total Annual Fund Operating Expenses.

(j)	Includes Acquired Fund Fees and Expenses, which are less than 0.01%.

(k)	Total Annual Fund Operating Expenses have been restated to reflect a change in methodology for calculating transfer agency fees.

Examples:

These examples are intended to help you compare the cost of investing in the National Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the National Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that the National Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES IF YOU DID REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years

Investor A	$505	$676	$861	$1,395

Investor B	$537	$728	$939	$1,624

Investor C	$269	$523	$902	$1,965

Investor C1	$241	$437	$755	$1,657

Institutional	$61	$192	$335	$750

EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years

Investor A	$505	$676	$861	$1,395

Investor B	$137	$428	$739	$1,624

Investor C	$169	$523	$902	$1,965

Investor C1	$141	$437	$755	$1,657

Institutional	$61	$192	$335	$750

The National Fund is required to report interest expense associated with certain Fund investments. Such interest expense for the National Fund for the most recent fiscal year (as reported in the Fund’s restated audited financial statements) was approximately 0.26%.  However, the Fund did not actually pay such interest expense, and therefore, such interest expense is not included in the Total Annual Fund Operating Expenses. If the Fund had paid such interest expense, your 1, 3, 5 and 10 year expenses if you did/did not redeem your shares would be:

EXPENSES IF YOU DID REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years

Investor A	$530	$754	$995	$1,686

Investor B	$564	$808	$1,076	$1,911

Investor C	$295	$603	$1,037	$2,243

Investor C1	$267	$517	$892	$1,944

Institutional	$88	$274	$477	$1,061

EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years

Investor A	$530	$754	$995	$1,686

Investor B	$164	$508	$876	$1,911

Investor C	$195	$603	$1,037	$2,243

Investor C1	$167	$517	$892	$1,944

Institutional	$88	$274	$477	$1,061

The Financial Highlights tables for the Insured Fund and the National Fund are deleted and replaced with the following:

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand each Fund’s financial performance for the periods shown.  Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends).  The information (except with respect to the periods ended December 31, 2006) has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Corporation’s Annual Report (as restated), which is available upon request.

	BlackRock Municipal Insured Fund
	Investor A						Investor B
			For the Year Ended June 30,						For the Year Ended June 30,
	Six Months Ended December 31, 2006 (unaudited)	2006	2005 2004 2003			2002	Six Months Ended December 31, 2006 (unaudited)	2006	2005 2004 2003			2002
Per Share Operating Performance:
Net asset value, beginning of period	$7.68	$8.00	$7.70	$8.07	$7.79	$7.69	$7.68	$7.99	$7.69	$8.07	$7.79	$7.68
Investment income — net	.16††	.33††	.34††	.38††	.39††	.39	.14††	.29††	.30††	.34††	.35††	.36
Realized and unrealized gain (loss) — net	.19	(.29)	.30	(.37)	.28	.10	.19	(.28)	.30	(.38)	.28	.11
Total from investment operations	.35	.04	.64	.01	.67	.49	.33	.01	.60	(.04)	.63	.47
Less dividends and distributions: Investment income — net Realized gain — net	(.16) (.04)	(.33) (.03)	(.34) —	(.38) —	(.39) —	(.39) — †	(.14) (.04)	(.29) (.03)	(.30) —	(.34) —	(.35) —	(.36) —†
Total dividends and distributions	(.20)	(.36)	(.34)	(.38)	(.39)	(.39)	(.18)	(.32)	(.30)	(.34)	(.35)	(.36)
New asset value, end of period	$7.83	$7.68	$8.00	$7.70	$8.07	$7.79	$7.83	$7.68	$7.99	$7.69	$8.07	$7.79
Total Investment Return **
Based on net asset value per share	4.60%‡	.44%	8.47%	.10%	8.77%	6.63%	4.34%‡	.05%	7.93%	(.53%)	8.21%	6.23%
Ratios to Average Net Assets:
Expenses, net of waiver and excluding interest expense	.70%*	.70%	.71%	.71%	.71%	.72%	1.21%*	1.21%	1.21%	1.21%	1.22%	1.23%
Expenses, net of waiver	1.10%*	.99%	.88%	.91%	.96%	1.03%	1.61%*	1.50%	1.39%	1.42%	1.47%	1.53%
Expenses	1.11%*	.99%	.89%	.91%	.96%	1.03%	1.61%*	1.50%	1.40%	1.42%	1.47%	1.53%
Investment income — net	4.05%*	4.15%	4.33%	4.79%	4.88%	5.10%	3.54%*	3.64%	3.83%	4.29%	4.38%	4.58%
Supplemental Data:
Net assets, end of period (in thousands)	$175,791	$172,083	$182,216	$183,007	$187,805	$161,110	$55,523	$66,477	$91,355	$111,524	$160,177	$182,241
Portfolio turnover	10%	41%	47%	44%	33%	28%	10%	41%	47%	44%	33%	28%

*	Annualized.

**	Total investment returns exclude the effects of sales charges.

†	Amount is less than ($.01) per share.

††	Based on average shares outstanding.

‡	Aggregate total investment return.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (continued)

	BlackRock Municipal Insured Fund
	Investor C	Investor C1
	For the Period October 2, 2006# to December 31, 2006 (unaudited)	Six Months Ended December 31, 2006 (unaudited)
			2006	For the Year Ended June 30, 2005 2004 2003			2002
Per Share Operating Performance:
Net asset value, beginning of period	$7.88	$7.68	$8.00	$7.69	$8.07	$7.79	$7.68
Investment income — net	.05††	.14††	.28††	.30††	.33††	.34††	.35
Realized and unrealized gain (loss) — net	.02	.19	(.29)	.31	(.38)	.28	.11
Total from investment operations	.07	.33	(.01)	.61	(.05)	.62	.46
Less dividends and distributions: Investment income — net Realized gain — net	(.07) (.04)	(.14) (.04)	(.28) (.03)	(.30) —	(.33) —	(.34) —	(.35) — †
Total dividends and distributions	(.11)	(.18)	(.31)	(.30)	(.33)	(.34)	(.35)
New asset value, end of period	$7.84	$7.83	$7.68	$8.00	$7.69	$8.07	$7.79
Total Investment Return**
Based on net asset value per share	.85%‡	4.31%‡	(.12%)	8.01%	(.58%)	8.16%	6.18%
Ratios to Average Net Assets:
Expenses, net of waiver and excluding interest expense	1.39%*	1.27%*	1.26%	1.26%	1.26%	1.27%	1.28%
Expenses, net of waiver	1.79%*	1.67%*	1.55%	1.44%	1.47%	1.52%	1.58%
Expenses	1.79%*	1.67%*	1.55%	1.45%	1.47%	1.52%	1.58%
Investment income — net	3.31%*	3.51%*	3.59%	3.77%	4.23%	4.31%	4.56%
Supplemental Data:
Net assets, end of period (in thousands)	$1,208	$57,843	$61,046	$64,682	$61,794	$66,089	$34,541
Portfolio turnover	10%	10%	41%	47%	44%	33%	28%

*	Annualized.

**	Total investment returns exclude the effects of sales charges.

†	Amount is less than ($.01) per share.

††	Based on average shares outstanding.

‡	Aggregate total investment return.

#	Commencement of operations.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (continued)

	BlackRock Municipal Insured Fund
	Institutional
	Six Months Ended December 31, 2006 (unaudited)	For the Year Ended June 30,
		2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$7.69	$8.00	$7.70	$8.07	$7.80	$7.69
Investment income — net	.17††	.35††	.36††	.40††	.41††	.41
Realized and unrealized gain (loss) — net	.18	(.28)	.30	(.37)	.27	.11
Total from investment operations	.35	.07	.66	.03	.68	.52
Less dividends and distributions: Investment income — net Realized gain — net	(.17) (.04)	(.35) (.03)	(.36) —	(.40) —	(.41) —	(.41) — †
Total dividends and distributions	(.21)	(.38)	(.36)	(.40)	(.41)	(.41)
New asset value, end of period	$7.83	$7.69	$8.00	$7.70	$8.07	$7.80
Total Investment Return**
Based on net asset value per share	4.60%‡	.82%	8.74%	.35%	8.88%	7.03%
Ratios to Average Net Assets:
Expenses, net of waiver and excluding interest expense	.45%*	.45%	.46%	.46%	.46%	.47%
Expenses, net of waiver	.85%*	.74%	.63%	.66%	.71%	.78%
Expenses	.86%*	.74%	.64%	.67%	.71%	.78%
Investment income — net	4.30%*	4.40%	4.58%	5.04%	5.13%	5.35%
Supplemental Data:
Net assets, end of period (in thousands)	$635,312	$639,687	$707,134	$733,310	$855,757	$878,018
Portfolio turnover	10%	41%	47%	44%	33%	28%

*	Annualized.

**	Total investment returns exclude the effects of sales charges. Effective December 28, 2005, Institutional shares are no longer subject to any front-end sales charges.

†	Amount is less than ($.01) per share.

††	Based on average shares outstanding.

‡	Aggregate total investment return.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (continued)

	BlackRock National Municipal Fund
	Investor A						Investor B
			For the Year Ended June 30,						For the Year Ended June 30,
	Six Months Ended December 31, 2006 (unaudited)	2006	2005	2004	2003	2002	Six Months Ended December 31, 2006 (unaudited)	2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$10.37	$10.67	$10.29	$10.54	$10.27	$10.15	$10.36	$10.66	$10.28	$10.53	$10.26	$10.14
Investment income — net	.24‡	.49‡	.50‡	.52‡	.53‡	.53	.21‡	.43‡	.45‡	.47‡	.48‡	.53
Realized and unrealized gain (loss) — net	.21	(.30)	.38	(.25)	.27	.12	.21	(.30)	.38	(.26)	.27	.12
Total from investment operations	.45	.19	.88	.27	.80	.65	.42	.13	.83	.21	.75	.65
Less dividends and distributions: Investment income — net Realized gain — net	(.24) —	(.49) —	(.50) —	(.52) —	(.53) —	(.53) —†	(.21) —	(.43) —	(.45) —	(.46) —	(.48) —	(.53) — †
Total dividends and distributions	(.24)	(.49)	(.50)	(.52)	(.53)	(.53)	(.21)	(.43)	(.45)	(.46)	(.48)	(.53)
New asset value, end of period	$10.58	$10.37	$10.67	$10.29	$10.54	$10.27	$10.57	$10.36	$10.66	$10.28	$10.53	$10.26
Total Investment Return*
Based on net asset value per share	4.34%††	1.77%	8.73%	2.62%	7.98%	6.72%	4.07%††	1.25%	8.18%	2.10%	7.43%	6.18%
Ratios to Average Net Assets:
Expenses, net of waiver and excluding interest expense	.81%**	.83%	.84%	.85%	.84%	.87%	1.32%**	1.34%	1.35%	1.35%	1.34%	1.38%
Expenses, net of waiver	1.23%**	1.09%	.97%	.95%	1.00%	1.20%	1.74%**	1.60%	1.48%	1.45%	1.50%	1.70%
Expenses	1.24%**	1.10%	.97%	.95%	1.00%	1.20%	1.75%**	1.61%	1.48%	1.46%	1.51%	1.70%
Investment income — net	4.47%**	4.61%	4.76%	4.97%	5.10%	5.30%	3.96%**	4.11%	4.27%	4.47%	4.59%	4.80%
Supplemental Data:
Net assets, end of period (in thousands)	$321,965	$283,814	$248,231	$207,376	$200,108	$137,225	$120,247	$134,177	$177,553	$217,814	$321,477	$295,827
Portfolio turnover	46%	56%	33%	20%	34%	27%	46%	56%	33%	20%	34%	27%

*	Annualized.

**	Total investment returns exclude the effects of sales charges. Effective December 28, 2005, Institutional shares are no longer subject to any front-end sales charges.

†	Amount is less than ($.01) per share.

††	Based on average shares outstanding.

‡	Aggregate total investment return.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (continued)

	BlackRock National Municipal Fund
	Investor C	Investor C1
	For the Period October 2, 2006# to December 31, 2006 (unaudited)	Six Months Ended December 31, 2006 (unaudited)	2006	For the Year Ended June 30, 2005 2004 2003			2002
Per Share Operating Performance:
Net asset value, beginning of period	$10.57	$10.36	$10.66	$10.29	$10.54	$10.26	$10.14
Investment income — net	.07‡	.21‡	.43‡	.44‡	.46‡	.47‡	.53
Realized and unrealized gain (loss) — net	.03	.22	(.29)	.37	(.25)	.28	.12
Total from investment operations	.10	.43	.14	.81	.21	.75	.65
Less dividends and distributions: Investment income — net Realized gain — net	(.09) —	(.22) —	(.44) —	(.44) —	(.46) —	(.47) —	(.53) — †
Total dividends and distributions	(.09)	(.22)	(.44)	(.44)	(.46)	(.47)	(.53)
New asset value, end of period	$10.58	$10.57	$10.36	$10.66	$10.29	$10.54	$10.26
Total Investment Return*
Based on net asset value per share	1.00%††	4.05%††	1.20%	8.02%	2.05%	7.48%	6.13%
Ratios to Average Net Assets:
Expenses, net of waiver and excluding interest expense	1.58%**	1.38%**	1.39%	1.40%	1.40%	1.39%	1.43%
Expenses, net of waiver	2.00%**	1.80%**	1.65%	1.53%	1.50%	1.55%	1.75%
Expenses	2.01%**	1.80%**	1.65%	1.53%	1.51%	1.56%	1.75%
Investment income — net	3.65%**	3.93%**	4.05%	4.20%	4.42%	4.54%	4.76%
Supplemental Data:
Net assets, end of period (in thousands)	$15,205	$155,509	$139,447	$107,893	$74,849	$77,906	$52,822
Portfolio turnover	46%	46%	56%	33%	20%	34%	27%

*	Annualized.

**	Total investment returns exclude the effects of sales charges.

†	Amount is less than ($.01) per share.

††	Based on average shares outstanding.

‡	Aggregate total investment return.

#	Commencement of operations.

See Notes to Financial Statements.

	BlackRock National Municipal Fund
	Institutional
			For the Year Ended June 30,
	Six Months Ended December 31, 2006 (unaudited)	2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$10.36	$10.66	$10.29	$10.54	$10.26	$10.14
Investment income — net	.25‡	.51‡	.53‡	.55‡	.56‡	.62
Realized and unrealized gain (loss) — net	.23	(.30)	.37	(.25)	.28	.12
Total from investment operations	.48	.21	.90	.30	.84	.74
Less dividends and distributions: Investment income — net Realized gain — net	(.27) —	(.51) —	(.53) —	(.55) —	(.56) —	(.62) — †
Total dividends and distributions	(.27)	(.51)	(.53)	(.55)	(.56)	(.62)
New asset value, end of period	$10.57	$10.36	$10.66	$10.29	$10.54	$10.26
Total Investment Return*
Based on net asset value per share	4.47%††	2.02%	8.89%	2.88%	8.34%	6.98%
Ratios to Average Net Assets:
Expenses, net of waiver and excluding interest expense	.56%**	.58%	.59%	.60%	.59%	.62%
Expenses, net of waiver	.98%**	.84%	.72%	.70%	.75%	.95%
Expenses	.99%**	.85%	.72%	.70%	.75%	.95%
Investment income — net	4.72%**	4.87%	5.02%	5.23%	5.35%	5.55%
Supplemental Data:
Net assets, end of period (in thousands)	$941,220	$890,984	$909,125	$907,419	$624,192	$626,935
Portfolio turnover	46%	56%	33%	20%	34%	27%

*           Total investment returns exclude the effects of sales charges. Effective December 28, 2005, Institutional shares are no longer subject to any front-end sales charges.
**         Annualized.
‡           Based on average shares outstanding.
†           Amount is less than ($.01) per share
††         Aggregate total investment income.
             See Notes to Financial Statements.

The following changes are made to the Corporation’s Prospectus effective December 6, 2006.

The section in the prospectus captioned "About the Portfolio Manager of the Insured Fund" appearing on page 21 is amended as follows:

The description of the portfolio manager is deleted and the following description is inserted below the heading:

The Insured Fund is managed by a team of investment professionals comprised of Michael A. Kalinoski, Director at BlackRock, Robert A. DiMella, Managing Director at BlackRock, Theodore R. Jaeckel, Jr., CFA, Managing Director at BlackRock, and Walter O'Connor, Managing Director at BlackRock.  Mr. Kalinoski is the Fund's lead portfolio manager and is responsible for the day-to-day management of the Fund's portfolio.

The section in the prospectus captioned "About the Portfolio Manager of the National Fund" appearing on page 21 is amended as follows:

The description of the portfolio manager  is deleted and the following description is inserted below the heading:

The National Fund is managed by a team of investment professionals comprised of Theodore R. Jaeckel, Jr., CFA, Managing Director at BlackRock, and Walter O'Connor, Managing Director at BlackRock.  Mr. O'Connor is the Fund's lead portfolio manager and is responsible for the day-to-day management of the Fund's portfolio.

The section in the prospectus captioned "About the Portfolio Manager of the High Yield Fund" appearing on page 22 is amended as follows:

The description of the portfolio manager is deleted and the following description is inserted below the heading:

The High Yield Fund is managed by a team of investment professionals comprised of Theodore R. Jaeckel, Jr., CFA, Managing Director at BlackRock, and Walter O'Connor, Managing Director at BlackRock.  Mr. Jaeckel is the Fund's lead portfolio manager and is responsible for the day-to-day management of the Fund's portfolio.

In addition, in the section captioned "Management of the Fund - BlackRock Advisors, LLC" the discussion of the portfolio managers beginning on page 53 of the Fund's Prospectus is amended as follows:

The description of the Fund's portfolio managers is deleted in its entirety and replaced with the following:

The Insured Fund is managed by a team of investment professionals comprised of Michael A. Kalinoski, Director at BlackRock, Robert A. DiMella, Managing Director at BlackRock, Theodore R. Jaeckel, Jr., CFA, Managing Director at BlackRock, and Walter O'Connor, Managing Director at BlackRock.  Each is a member of BlackRock's municipal tax-exempt management group.  Messrs. DiMella, Jaeckel and O'Connor  are responsible for setting the Fund's overall investment strategy and overseeing the management of the Fund.  Mr. Kalinoski is the Fund's lead portfolio manager and is responsible for the day-to-day management of the Fund's portfolio and the selection of its investments.  Mr. DiMella has been a member of the Insured Fund's management team since 1999 and Messrs. Jaeckel and O'Connor have been members of the Insured Fund's management team since 2006.  Mr. Kalinoski has been the Insured Fund's portfolio manager since 2006.

The National Fund is managed by a team of investment professionals comprised of Theodore R. Jaeckel, Jr., CFA, Managing Director at BlackRock, and Walter O'Connor, Managing Director at BlackRock.  Each is a member of BlackRock's municipal tax-exempt management group.  Mr. Jaeckel is responsible for setting the Fund's overall investment strategy and overseeing the management of the Fund.  Mr. O'Connor is the Fund's lead portfolio manager and is responsible for the day-to-day management of the Fund's portfolio and the selection of its investments. Mr. Jaeckel has been a member of the National Fund's management team since 2006 and Mr. O'Connor has been the  National Fund's portfolio manager since 1996.

The High Yield Fund is managed by a team of investment professionals comprised of Theodore R. Jaeckel, Jr., CFA, Managing Director at BlackRock, and Walter O'Connor, Managing Director at BlackRock.  Each is a member of BlackRock's municipal tax-exempt management group.  Mr. O'Connor is responsible for setting the Fund's overall investment strategy and overseeing the management of the Fund.  Mr. Jaeckel is the Fund's lead portfolio manager and is responsible for the day-to-day management of the Fund's portfolio and the selection of its investments.  Mr. O'Connor has been a member of the High Yield Fund's management team since 2006 and Mr. Jaeckel has been the High Yield Fund's portfolio manager since 2006.

The Short-Term Fund is managed by Peter J. Hayes, Managing Director at BlackRock, who is primarily responsible for the day-to-day management of the Fund's portfolio and the selection of its investments.  Mr. Hayes has been the Short-Term Fund's portfolio manager since 1996.  Mr. DiMella joined BlackRock in 2006.  Prior to joining BlackRock, he was a Managing Director of Merrill Lynch Investment Managers, L.P. ("MLIM") from 2004 to 2006 and was a Director of MLIM  from 2002 to 2004. He has been a portfolio manager with BlackRock or MLIM since 1994.  Mr. Jaeckel joined BlackRock in 2006. Prior to joining BlackRock, he was a Managing Director (Municipal Tax-Exempt Fund Management) of MLIM from 2005 to 2006 and a Director of MLIM from 1997 to 2005.  He has been a portfolio manager with BlackRock or MLIM since 1991.

Mr. O'Connor joined BlackRock in 2006. Prior to joining BlackRock, he was a Managing Director (Municipal Tax-Exempt Fund Management) of MLIM from 2003 to 2006 and was a Director of MLIM from 1997 to 2002.  He has been a portfolio manager with BlackRock or MLIM since 1991.

Mr. Hayes joined BlackRock in 2006. Prior to joining BlackRock, he was a Managing Director of MLIM from 2000 to 2006 and was a First Vice President of MLIM from 1997 to 2000. He has been a portfolio manager with BlackRock or MLIM since 1987.

Mr. Kalinoski joined BlackRock in 2006.  Prior to joining BlackRock, he was a Director (Municipal Tax-Exempt Fund Management) of MLIM since 2006 and was a Vice President of MLIM from 1999 to 2006.  He has been a portfolio manager with BlackRock or MLIM since 1999.

Code #10051-1006BR-STK

BLACKROCK MUNICIPAL BOND FUND, INC.
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund

Supplement Dated July 25, 2007 to
Statement of Additional Information Dated October 2, 2006

The Information in Section X. Financial Statements in Part I of the Statement of Additional Information is replaced in its entirety with the following:

The audited financial statements of each of the Insured Fund, National Fund and Short-Term Fund of the Corporation, including the report of the independent registered public accounting firm, are incorporated in the Corporation’s Statement of Additional Information by reference to the Corporation’s amended Annual Report on Form N-CSR of the Corporation for the year ended June 30, 2006.  You may request a copy of the amended Annual Report at no charge by calling 1-800-441-7762 between 8:00 a.m. and 6:00 p.m. Eastern time, Monday to Friday.

The following changes are made to Part II of the Statement of Additional Information effective March 6, 2007.

The information in the section entitled “Purchase of Shares — Distribution Plans — Other Compensation to Selling Dealers” on page II-52 of the Statement of Additional Information  is replaced in its entirety with the following:

Other Compensation to Selling Dealers
Pursuant to each Fund’s Distribution Agreements and Distribution and Service Plans (the “Plans”), each Fund may pay FAM Distributors, Inc. (“FAMD”), BlackRock Distributors, Inc. (“BDI”) and/or BlackRock or any other affiliate of BlackRock fees for distribution and sales support services. In addition, each Fund may pay to brokers, dealers, financial institutions and industry professionals (including BlackRock, Merrill Lynch, Hilliard Lyons and their affiliates) (collectively, “Service Organizations”) fees for the provision of personal services to shareholders. In the past, BlackRock has retained a portion of the shareholder servicing fees paid by a Fund.

With respect to Class R Shares, the distribution fees payable under the Plan are used to pay commissions and other fees payable to Service Organizations and other broker/dealers who sell Class R Shares.

With respect to Investor B and Investor B1 Shares, Service Organizations and other broker/dealers receive commissions from FAMD or BDI for selling Investor B Shares, which are paid at the time of the sale. The distribution fees payable under the Plans are intended to cover the expense to FAMD or BDI of paying such up-front commissions, as well as to cover ongoing commission payments to broker/dealers. The contingent deferred sales charge is calculated to charge the investor with any shortfall that would occur if Investor B or Investor B1 Shares are redeemed prior to the expiration of the conversion period, after which Investor B and Investor B1 Shares automatically convert to Investor A and Investor A1 Shares, respectively.

With respect to Investor C, Investor C1 and Investor C2 Shares, Service Organizations and other broker/dealers receive commissions from FAMD or BDI for selling Investor C, Investor C1 and Investor C2 Shares, which are paid at the time of the sale. The distribution fees payable under the Plans are intended to cover the expense to FAMD or BDI of paying such up-front commissions, as well as to cover ongoing commission payments to the broker/dealers. The contingent deferred sales charge is calculated to charge the investor with any shortfall that would occur if Investor C, Investor C1 and Investor C2 Shares are redeemed within 12 months of purchase.

From time to time FAMD, BDI and/or BlackRock and their affiliates may voluntarily waive receipt of distribution fees under the Plans, which waivers may be terminated at any time.

Each Fund currently does not make distribution payments with respect to Investor A, Investor A1, Service or Institutional Shares under the applicable Plans. However, the Plans permit FAMD, BDI, BlackRock and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to a Fund). From time to time, FAMD, BDI, BlackRock or their affiliates may compensate affiliated and unaffiliated Service Organizations for the sale and distribution of shares of a Fund or for services to a Fund and its shareholders. These non-Plan payments would be in addition to the Fund payments described in this Statement of Additional Information for distribution and shareholder servicing. These non-Plan payments may take the form of, among other things, “due diligence” payments for a dealer’s examination of a Fund and payments for providing extra employee training and information relating to a Fund; “listing” fees for the placement of the Fund on a dealer’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to a Fund; “marketing support” fees for providing assistance in promoting the sale of the Fund shares; payments for the sale of shares and/or the maintenance of share balances; CUSIP fees; maintenance fees; and set-up fees regarding the establishment of new accounts. The payments made by FAMD, BDI, BlackRock and their affiliates may be a fixed dollar amount or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization involved, and may be different for different Service Organizations. The payments described above are made from FAMD’s, BDI’s, BlackRock’s or their affiliates’ own assets pursuant to agreements with Service Organizations and do not change the price paid by investors for the purchase of a Fund’s shares or the amount a Fund will receive as proceeds from such sales.

The payments described above may be made, at the discretion of FAMD, BDI, BlackRock or their affiliates to Service Organizations in connection with the sale and distribution of Fund shares. Pursuant to applicable NASD regulations, the details of certain of these payments, including the Service Organizations receiving such payments in connection with the sale and distribution of Fund shares, are required to be disclosed. As of the date of this Statement of Additional Information, as amended or supplemented from time to time, the following Service Organizations are receiving such payments: Citigroup, Fidelity, Merrill Lynch, UBS, Morgan Stanley, Linsco/Private Ledger, Wachovia Securities, Raymond James & Associates, Inc., Raymond James Financial Services, Inc., AXA Advisors, LLC, Oppenheimer & Co. Inc., MetLife Securities, Inc., Walnut Street Securities Inc., New England Securities Corporation and Tower Square Securities Inc. The level of payments made to these Service Organizations in any year will vary and normally will not exceed the sum of (a) 0.25% of such year’s Fund sales by that Service Organization and (b) 0.11% of the assets attributable to that Service Organization invested in a Fund.

In lieu of payments pursuant to the foregoing, FAMD, BDI, BlackRock, PFPC or their affiliates may make payments to the above-named Service Organizations of an agreed-upon amount that will not exceed the amount that would have been payable pursuant to the formula, and may also make similar payments to other Service Organizations.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser for more information about the payments described above.

Furthermore, FAMD, BDI, BlackRock and their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, and may sponsor various contests and promotions subject to applicable NASD regulations in which participants may receive prizes such as travel awards, merchandise and cash. Subject to applicable NASD regulations, FAMD, BDI, BlackRock and their affiliates may also (i) pay for the travel expenses, meals, lodging and entertainment of broker/dealers, financial institutions and their salespersons in connection with educational and sales promotional programs, (ii) sponsor speakers, educational seminars and charitable events and (iii) provide other sales and marketing conferences and other resources to broker/dealers, financial institutions and their salespersons.

BlackRock, Inc., the parent company of BlackRock, has agreed to pay PNC Bank, National Association and PNC Bank, Delaware (including Hilliard Lyons Asset Management, Wealth Management, Hawthorn and Institutional Investment Group) fees for administration and servicing with respect to assets of a Fund attributable to shares held by customers of such entities. These assets are predominantly in the Institutional Share Class of a Fund, with respect to which the Fund does not pay shareholder servicing fees under a Plan.

Service Organizations may charge their clients additional fees for account-related services. Service Organizations may charge their customers a service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual Service Organization. Service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectuses and this Statement of Additional Information. Your Service Organization will provide you with specific information about any service fees you will be charged.

Pursuant to the Plans, each Fund may enter into service arrangements with Service Organizations pursuant to which Service Organizations will render certain support services to their customers (“Customers”) who are the beneficial owners of Service, Investor A, Investor A1, Investor B, Investor B1, Investor C, Investor C1, Investor C2 and Class R Shares of each Fund. Such services will be provided to Customers who are the beneficial owners of Shares of such classes and are intended to supplement the services provided by a Fund’s Manager, Administrator and/or transfer agent to the Fund’s shareholders of record. In consideration for payment of a service fee on shares of each class owned beneficially by their Customers, Service Organizations may provide general shareholder liaison services, including, but not limited to (i) answering customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions of shares may be effected and certain other matters pertaining to the Customers’ investments; and (ii) assisting Customers in designating and changing dividend options, account designations and addresses. To the extent a shareholder is not associated with a Service Organization, the shareholder servicing fees will be paid to BlackRock, and BlackRock will provide services.

In addition to, rather than in lieu of, distribution and shareholder servicing fees that a Fund may pay to a Service Organization pursuant to the Plans and fees the Fund pays to its transfer agent, a Fund may enter into non-Plan agreements with Service Organizations pursuant to which the Fund will pay a Service Organization for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Service Organization or (2) a fixed dollar amount for each account serviced by a Service Organization. The aggregate amount of these payments may be substantial. From time to time, BlackRock, FAMD, BDI or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their legitimate profits.

PART C. OTHER INFORMATION

Item 23.    Financial Statements and Exhibits.

Exhibit Number	Description
1(a)	—Articles of Incorporation, dated September 30, 1976.(a)
(b)	—Articles of Amendment, dated October 4, 1976.(a)
(c)	—Articles of Amendment changing the name of the Registrant, dated April 22, 1977.(a)
(d)	—Articles of Amendment increasing the number of shares of authorized capital stock, dated September 19, 1979.(a)
(e)	—Articles of Amendment increasing the number of shares of authorized capital stock, dated June 11, 1984.(a)
(f)	—Articles of Amendment increasing the number of shares of authorized capital stock, dated January 28, 1987.(a)
(g)	—Articles of Amendment increasing the number of shares of authorized capital stock, dated March 2, 1987.(a)
(h)	—Articles of Amendment reclassifying shares of common stock, dated September 30, 1988.(a)
(i)	—Articles Supplementary to the Articles of Incorporation increasing the number of shares of authorized capital stock, dated May 21, 1990.(a)
(j)	—Articles Supplementary to the Articles of Incorporation reclassifying shares of common stock, dated June 21, 1991.(a)
(k)	—Articles Supplementary to the Articles of Incorporation increasing the number of shares of authorized capital stock, dated October 18, 1994.(a)
(l)	—Articles of Amendment, dated October 18, 1994.(a)
(m)	—Articles of Amendment to Articles Supplementary renaming issued and outstanding shares of capital stock, dated October 4, 2001.(b)
(n)	—Articles of Amendment redesignating Class A Common Stock into Class I Common Stock and Class D Common Stock into Class A Common Stock, dated March 21, 2003.(b)
(o)
—Articles of Amendment to Articles Supplementary designating Class A Common Stock, Class B Common Stock, Class C Common Stock and Class I Common Stock of Short-Term Portfolio (formerly the Limited Maturity Portfolio).(h)

(p)	—Articles Supplementary to Articles of Incorporation increasing the authorized capital stock and reclassifying shares of authorized capital stock, dated March 10, 2006.(c)
(q)	—Articles of Amendment to Articles Supplementary increasing the authorized capital stock and reclassifying shares of authorized common stock, dated July 7, 2006.(d)
(r)	—Form of Articles of Amendment changing name to BlackRock Municipal Bond Fund, Inc.(h)
(s)	—Form of Articles of Amendment Reclassifying Shares of Authorized Capital Stock.(h)
(t)	—Form of Articles Supplementary to Articles of Incorporation Increasing the Authorized Capital Stock of the Corporation.(h)
2	—Amended and Restated By-Laws dated April 14, 2003.(a)
3	—Inapplicable.
4(a)
—Form of Investment Management Agreement between Registrant and BlackRock Advisors, LLC (the “Adviser”), with respect to the BlackRock Municipal Insured Fund, the BlackRock National Municipal Fund and the BlackRock Short-Term Municipal Fund.(h)

(b)	—Form of Investment Management Agreement between Registrant and BlackRock Advisors, LLC, with respect to the BlackRock High Yield Municipal Fund.(h)
(c)
—Form of Sub-Investment Advisory Agreement between the Adviser and BlackRock Investment Management, LLC, with respect to the BlackRock Municipal Insured Fund, the BlackRock National Municipal Fund and the BlackRock Short-Term Municipal Fund.(h)

(d)	—Form of Sub-Investment Advisory Agreement between the Adviser and BlackRock Investment Management, LLC, with respect to the BlackRock High Yield Municipal Fund.(h)
5(a)	—Form of Unified Distribution Agreement between Registrant and FAM Distributors, Inc.(i)
(b)	—Form of Unified Distribution Agreement between Registrant and BlackRock Distributors, Inc.(f)
6	—Inapplicable.
7	—Form of Custodian Agreement between Registrant and The Bank of New York dated October 26, 2001.(e)

8(a)	—Form of Unified Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement between the Registrant and PFPC Inc.(i)
(b)	—Form of Credit Agreement among the Registrant, a syndicate of banks and certain other funds.(g)
(c)	—Form of Administrative Services Agreement between the Registrant and State Street Bank and Trust Company.(l)
9	—Opinion and Consent of Rogers & Wells LLP.(m)
10	—Consent of Deloitte & Touche LLP, independent registered public accounting firm for the Registrant.
11	—Inapplicable.
12(a)	—Letter from Fund Asset Management, Inc. with respect to the purchase of 10,417 shares of Registrant’s Common Stock.(n)
(b)	—Letter from Fund Asset Management, L.P. with respect to the purchase of shares of Registrant’s Class C and Class D Common Stock of the Insured Fund.(o)
(c)	—Letter from Fund Asset Management, L.P. with respect to the purchase of shares of Registrant’s Class C and Class D Common Stock of the National Fund.(o)
(d)	—Letter from Fund Asset Management, L.P. with respect to the purchase of shares of Registrant’s Class C and Class D Common Stock of the Short-Term Fund.(o)
(e)	—Certificate from Fund Asset Management, L.P. with respect to the purchase of shares of Registrant’s Common Stock of the High Yield Portfolio.(d)
13(a)	—Form of Unified Investor A Distribution Plan.(i)
(b)	—Form of Unified Investor A1 Distribution Plan.(i)
(c)	—Form of Unified Investor B Distribution Plan.(i)
(d)	—Form of Unified Investor C Distribution Plan.(i)
(e)	—Form of Unified Investor C1 Distribution Plan.(i)
14	—Plan pursuant to Rule 18f-3.(f)
15	—Code of Ethics.(k)
16	—Power of Attorney.(j)
__________
(a)	Filed on October 4, 2004 as an Exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement (the “Registration Statement”) on Form N-1A (File No. 2-57354).
(b)	Filed on October 14, 2003 as an Exhibit to Post-Effective Amendment No. 29 to the Registration Statement.
(c)	Filed on March 15, 2006 as an Exhibit to Post-Effective Amendment No. 32 to the Registration Statement.
(d)	Filed on July 11, 2006 as an Exhibit to Post-Effective Amendment No. 35 to the Registration Statement.
(e)	Incorporated by reference to Exhibit 7 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of The Asset Program, Inc. (File No. 33-53887), filed on March 21, 2002.
(f)	Incorporated by reference to an Exhibit to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of Merrill Lynch Bond Fund, Inc. (File No. 2-62329), filed on July 21, 2006.
(g)
Incorporated by reference to Exhibit 8(b)(7) to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A of BlackRock Fundamental Growth Fund, Inc. (File No. 33-47875), filed on December 21, 2006.

(h)	Filed on September 29, 2006 as an Exhibit to Post-Effective Amendment No. 37 to the Registration Statement.
(i)	Incorporated by reference to an Exhibit to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A of Merrill Lynch Bond Fund, Inc. (File No. 2-62329), filed on September 15, 2006.
(j)	Incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of BlackRock EuroFund (File No. 33-4026), filed on February 23, 2007.
(k)
Incorporated by reference to Exhibit (r) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-2 of BlackRock Senior Floating Rate Fund, Inc. (File No. 333-39837), filed on November 13, 2006.

(l)
Incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775), filed on March 20, 2001.

(m)	Filed on October 29, 1999 as Exhibit 9 to Post-Effective Amendment No. 25 to the Registration Statement.
(n)	Filed on August 10, 1979 as Exhibit 13 to Post-Effective Amendment No. 3 to the Registration Statement.
(o)	Filed on October 18, 1994 as Exhibits 13(b), 13(c) and 13(d), respectively, to Post-Effective Amendment No. 19 to the Registration Statement.

Item 24.    Persons Controlled by or under Common Control with the Registrant.

The Fund does not control and is not under common control with any person.

Item 25.    Indemnification.

Reference is made to Article VI of the Registrant’s Articles of Incorporation, Article VI of the Registrant’s By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of each Distribution Agreement.

Insofar as the conditional advancing of indemnification moneys for actions based on the Investment Company Act of 1940, as amended (the “Investment Company Act”), may be concerned, Article VI of the Registrant’s By-Laws provides that such payments will be made only on the following conditions: (i) advances may be made only on receipt of a written affirmation of such person’s good faith belief that the standard of conduct necessary for indemnification has been met and a written undertaking to repay any such advance if it is ultimately determined that the standard of conduct has not been met; and (ii)(a) such promise must be secured by a security for the undertaking in form and amount acceptable to the Registrant, (b) the Registrant is insured against losses arising by receipt of the advance, or (c) a majority of a quorum of the Registrant’s disinterested non-party Directors, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that at the time the advance is proposed to be made, there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

In Section 9 of each Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26.    Business and Other Connections of Investment Adviser.

(a) BlackRock Advisors, LLC is an indirect wholly owned subsidiary of BlackRock, Inc.  BlackRock Advisors, LLC was organized in 1994 for the purpose of providing advisory services to investment companies. The information required by this Item 26 about officers and directors of BlackRock Advisors, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock Advisors, LLC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47710).

(b) BlackRock Investment Management, LLC (“BIM”), is an indirect wholly owned subsidiary of BlackRock, Inc. BIM currently offers investment advisory services to investment companies, individual investors and institutional investors such as pension and profit-sharing plans or trusts, insurance companies and banks. The information required by this Item 26 about officers and directors of BIM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BIM pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-56972).

Item 27.    Principal Underwriters.

(a)  FAM Distributors, Inc. (“FAMD”) and BlackRock Distributors, Inc. (“BDI”) act as the principal underwriters for each of the following open-end registered investment companies, including the Registrant: FDP Series, Inc., BlackRock Financial Institutions Series Trust, Managed Account Series, BlackRock Basic Value Fund II, Inc., BlackRock Funds II, BlackRock Balanced Capital Fund, Inc., BlackRock Basic Value Fund, Inc., BlackRock Bond Fund, Inc., BlackRock California Municipal Series Trust, BlackRock Developing Capital Markets Fund, Inc., BlackRock Equity Dividend Fund, BlackRock EuroFund, BlackRock Focus Twenty Fund, Inc., BlackRock Focus Value Fund, Inc., BlackRock Fundamental Growth Fund, Inc., Merrill Lynch Funds for Institutions Series, BlackRock Global Allocation Fund, Inc., BlackRock Global Dynamic Equity Fund, BlackRock Global Financial Services Fund, Inc., BlackRock Global Growth Fund, Inc., BlackRock Global SmallCap Fund, Inc., BlackRock Technology Fund, Inc., BlackRock Healthcare Fund, Inc., BlackRock Index Funds, Inc., BlackRock International Fund of BlackRock Series, Inc., BlackRock Latin America Fund, Inc., BlackRock Large Cap Series Funds, Inc., BlackRock Multi-State Municipal Series Trust, BlackRock Municipal Bond Fund, Inc., BlackRock Municipal Series Trust, BlackRock Natural Resources Trust, BlackRock Pacific Fund, Inc., BlackRock Principal Protected Trust, Merrill Lynch Ready Assets Trust, BlackRock Real Investment Fund, Merrill Lynch Retirement Series Trust, BlackRock Series Fund, Inc., BlackRock Value Opportunities Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, BlackRock Utilities and Telecommunications Fund, Inc., BlackRock Variable Series Funds, Inc., BlackRock World Income Fund, Inc. and BlackRock Mid Cap Value Opportunities Series, Inc. FAMD and BDI also act as the principal underwriters for the following closed-end registered investment companies: BlackRock Senior Floating Rate Fund, Inc. and BlackRock Senior Floating Rate Fund II, Inc.

BDI currently also acts as distributor for BlackRock Funds, BlackRock Liquidity Funds and BlackRock Bond Allocation Target Shares.

(b) Set forth below is information concerning each director and officer of FAMD. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081.

Name	Position(s) and Office(s) with FAMD	Position(s) and Office(s) with the Registrant

Robert Zakem	President	None

Mitchell Cox	Director	None

Brian Hull	Director	None

John Fosina	Chief Financial Officer and Treasurer	None

Martin Byrne	Director	None

Adam Lantz	Secretary	None

Andrea Borton	Compliance Director	None

The principal business address of each director, officer or partner of BDI is 760 Moore Road, King of Prussia, PA 19406. No individual listed in the chart below is an officer or employee of the Registrant.

Name	Position With BDI
Rita Adler	Chief Compliance Officer
Douglas Castagna	Controller and Assistant Treasurer
Brian Burns	Director, Chairman, CEO and President
Bruno DiStefano	Vice President
Susan Moscaritolo	Vice President
Christine Ritch	Chief Legal Officer, Assistant Secretary and Assistant Clerk
Bradley Stearns	Assistant Secretary and Assistant Clerk
Nicholas Marsini	Director
Craig Stokarski	Treasurer and Financial and Operations Principal
Steven Sunnerberg	Secretary
Michael DeNofrio	Director
John Wilson	Assistant Secretary and Assistant Clerk
Kristen Nolan	Assistant Secretary and Assistant Clerk

(c)  Not applicable.

Item 28.    Location Of Accounts And Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of:

(a) Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

(b) BlackRock Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406 (records relating to its functions as distributor).

(c) FAM Distributors, Inc., 800 Scudders Mill Road, Plainsboro, New Jersey 08536 (records relating to its functions as distributor).

(d) BlackRock Advisors, LLC, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser).

(e) BlackRock Investment Management, LLC, 800 Scudders Mill Road, Plainsboro, New Jersey 08536 (records relating to its functions as sub-adviser).

(f) PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as transfer agent and dividend disbursing agent).

Item 29.    Management Services.

Other than as set forth under the caption “Management of the Funds — BlackRock Advisors, LLC” in the Prospectus constituting Part A of the Registration Statement and under Part I “Management and Advisory Arrangements” and Part II “Management and Other Service Arrangements” in the Statement of Additional Information constituting Part B of the Registration Statement, Registrant is not a party to any management-related services contract.

Item 30.    Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Plainsboro and State of New Jersey, on the 25th day of July, 2007.

BlackRock Municipal Bond Fund, Inc. (Registrant)

Date	By:	/s/ Donald C. Burke
(Donald C. Burke
Vice President and Treasurer)

Pursuant to the requirements of the Securities Act, this Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Robert C. Doll, Jr.*	President (Principal Executive Officer) and Director
Robert C. Doll, Jr.

Donald C. Burke*	Vice President and Treasurer (Principal Financial and Accounting Officer)
Donald C. Burke

Ronald W. Forbes*	Director
Ronald W. Forbes

Cynthia A. Montgomery*	Director
Cynthia A. Montgomery

Jean Margo Reid*	Director
Jean Margo Reid

Roscoe S. Suddarth*	Director
Roscoe S. Suddarth

Richard R. West*	Director
Richard R. West

*By: Donald C. Burke		July 25, 2007
Donald C. Burke, Attorney-in-fact

EXHIBIT INDEX

Exhibit Number	Description
10	— Consent of Deloitte & Touche LLP, independent registered public accounting firm for the Registrant.

CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We consent to the incorporation by reference in this Post-Effective Amendment No. 38 to Registration Statement No. 2-57354 on Form N-1A of our report on the financial statements and financial highlights of BlackRock Municipal Bond Fund, Inc. (formerly Merrill Lynch Municipal Bond Fund, Inc.), including BlackRock Municipal Insured Fund (formerly Insured Portfolio), BlackRock National Municipal Fund (formerly National Portfolio), and BlackRock Short-Term Municipal Fund (formerly Short-Term Portfolio), dated August 23, 2006, May 18, 2007, as to the effects of the restatement discussed in Note 8 and subsequent event discussed in Note 9 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the restatement discussed in Note 8), appearing in the Annual Report on Form N-CSR/A of BlackRock Municipal Bond Fund, Inc. for the year ended June 30, 2006, and to the references to us under the headings “Financial Highlights” in the Prospectus and “Independent Registered Public Accounting Firm” in the Statement of Additional Information, all of which are part of such Registration Statement.  We also consent to the use in this registration statement on Form N-1A of our report dated July 10, 2006 relating to the statement of assets and liabilities as of July 10, 2006 of High Yield Portfolio of Merrill Lynch Municipal Bond Fund, Inc. (subsequently renamed BlackRock High Yield Municipal Fund) appearing in such Statement of Additional Information.

/s/ DELOITTE & TOUCHE LLP

Princeton, New Jersey
July 23, 2007